Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (16,745)	$ (25,743)	$ (29,799)	$ (51,726)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	83,485,000	70,746,000	77,722,000	70,367,000
Earnings Per Share, Basic	$ (0.20)	$ (0.36)	$ (0.38)	$ (0.74)